Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of consolidated financial statements
Entity name	State incorporated	Percent ownership
G Medical Innovations Holdings Ltd.	Cayman Islands	Parent Company
G Medical Innovations Ltd.	Israel	100%
G Medical Innovations Asia Ltd.	Hong Kong	100%
G Medical Innovations UK Ltd.*	United Kingdom	100% - G Medical Innovations Asia Ltd.
Guangzhou Yimei Innovative Medical Science and Technology Co., Ltd.	China	70% - G Medical Innovations Asia Ltd
G Medical Innovations MK Ltd.	Macedonia	100%
G Medical Innovations USA Inc.	USA	100%
G Medical Diagnostic Services, Inc. (Formerly CardioStaff Diagnostic Services Inc)	USA	100% - G Medical Innovations USA Inc.
Telerhythmics, LLC	USA	100% - G Medical Innovations USA Inc.
G Medical Tests and Services, Inc**	USA	100% - G Medical Innovations USA Inc.
G Medical Lab Services, Inc**	USA	80% - G Medical Innovations USA Inc.
G Medical Mobile Health Solution, Inc	USA	100% - G Medical Innovations USA Inc.
G Medical Health and Wellness, Inc***	USA	100% - G Medical Innovations USA Inc.
G Medical Health and Wellness Lab, Inc***	USA	100% - G Medical Innovations USA Inc.

*	Not active

**	In December 2021 the Company started a new business activity of COVID-19 Testing operating in the State of California, under G Medical Tests and Services, Inc a wholly owned subsidiary of G Medical Innovations USA Inc. In addition, in December 2021, G Medical Lab Services, Inc. was established as a subsidiary of G Medical Tests and Services, Inc, which holds 80% of its share capital. The Company provides laboratory testing services as part of the Company COVID-19 testing in the United States. During the second half of 2022, the business activity of the companies was discontinued. (See Note 22).

***	In July 2022 the Company established two wholly owned subsidiaries: G Medical Health and Wellness, Inc, and G Medical Health and Wellness Lab, Inc for the purpose of the new Direct-To-Customer health testing kits activity. Accordingly, consumers will be able to order tests online, perform the test in privacy and receive their results online within few days from receiving the test in the lab.

Schedule of estimated useful lives
Estimated useful lives
Computers and electronic equipment	3
Furniture and equipment	7
Vehicles	6-7
Leasehold Improvement	3-7
Lab equipment	5